Equity Method Investments (DWM) (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Payments to acquire interest joint venture	$ 0	$ 0	$ 375,000
Equity method investments	15,769,000	506,000
Due to related parties, current	759,000	136,000
Gain/(loss) from equity method investments	(262,000)	894,000	(333,000)
Management fees to related party	85,486,000	72,033,000	74,756,000
Commissions charged by a related party (Note 4(d))	1,313,000	511,000	1,432,000
Due from related parties	149,000	216,000
Provision for credit loss	$ 0	133,000	300,000
Diana Wilhelmsen Management Limited [Member]
Related Party Transaction [Line Items]
Equity method investment, ownership percentage	50.00%
Equity method investments	$ 734,000	506,000
Gain/(loss) from equity method investments	228,000	894,000	333,000
Management Agreements [Member] | Diana Wilhelmsen Management Limited [Member]
Related Party Transaction [Line Items]
Commissions charged by a related party (Note 4(d))	390,000	162,000	200,000
Due from related parties	25,000	216,000
Advances For Vessel Acquisitions And Vessels, Net [Member] | Diana Wilhelmsen Management Limited [Member] | Management Agreements [Member]
Related Party Transaction [Line Items]
Commissions charged by a related party (Note 4(d))	$ 19,000	272,000
Diana Wilhelmsen Management Limited [Member]
Related Party Transaction [Line Items]
Provision for credit loss		$ 0	$ 300,000	$ 0